ACQUISITIONS	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	NOTE 3 – ACQUISITIONS
Ilva
On June 28, 2017, AM InvestCo Italy S.r.l. ("AM InvestCo"), a consortium formed by ArcelorMittal and Marcegaglia with respective interests of 85% and 15%, signed a lease agreement with the Italian Government with an obligation to purchase Ilva S.p.A. and certain of its subsidiaries (“Ilva”). Intesa Sanpaolo will formally join the consortium before the transaction closing. Ilva is Europe’s largest single steel site and only integrated steelmaker in Italy with its main production facility based in Taranto. Ilva also has significant steel finishing capacity in Taranto, Novi Ligure and Genova. The purchase price amounts to €1.8 billion subject to certain adjustments, with annual leasing costs of €180 million to be paid in quarterly installments. Ilva’s business units will be initially leased with rental payments qualifying as down payments against the purchase price and will be part of the Europe segment. The lease period is for a minimum of two years. On May 7, 2018, the European Commission approved the proposed transaction subject to the fulfillment of divestment commitments (see note 5) and the exit of Marcegaglia from AM InvestCo. The agreement includes industrial capital expenditure commitments of approximately €1.3 billion ($1.5 billion) over a seven-year period focused on blast furnaces, steel shops and finishing lines, environmental capital expenditure commitments of approximately €0.8 billion ($0.9 billion) and environmental remediation commitments of approximately €0.3 billion ($0.3 billion), the latter of which will be funded with funds seized by the Italian Government from the former shareholder.
On June 26, 2018, the government-appointed trustees overseeing the insolvency liquidation of Ilva extended the deadline for the fulfillment of the conditions precedent to the completion of ArcelorMittal’s contract with the Italian government to September 15, 2018. The Company expects to close the transaction in the third quarter of 2018. It will account for the acquisition as a business combination as the Company will obtain control of the Ilva business units subject to the lease.
Votorantim
On April 1, 2018, ArcelorMittal completed the acquisition of Votorantim Siderurgia (subsequently renamed ArcelorMittal Sul Fluminense "AMSF"), Votorantim S.A.'s long steel business in Brazil pursuant to which Votorantim Siderurgia became a wholly-owned subsidiary of ArcelorMittal Brasil. The combination of ArcelorMittal Brasil's long steel business and AMSF aims to create cost, logistical and operational synergies. The combined operations include ArcelorMittal Brasil’s production sites at Monlevade, Juiz de Fora and Piracicaba, and AMSF’s production sites at Barra Mansa, Resende and its 50% interest in the joint venture Sitrel in Três Lagoas. On February 7, 2018, the Brazilian antitrust authority CADE approved the transaction, conditioned to the fulfillment of divestment commitments by ArcelorMittal Brasil (see note 5). The acquisition was completed through the issuance of preferred shares to Votorantim S.A. representing a 2.99% interest in ArcelorMittal Brasil. Pursuant to the shareholders' agreement, such preferred shares are subject to put and call option arrangements exercisable by Votorantim S.A. and ArcelorMittal Brasil between July 1, 2019 and December 31, 2022 and between January 1, 2023 and December 31, 2024, respectively. The Company determined that it has a present ownership interest in the preferred shares subject to the put option. Accordingly, it recognized at acquisition date a 328 financial liability at amortized cost and measured at the present value of the redemption amount. Following the recent closing of the transaction, the acquisition-date fair value of the identifiable assets and liabilities of AMSF has been determined on a provisional basis as of June 30, 2018, in particular with respect to favorable and unfavorable contracts. Other non-current assets include an 86 indemnification asset towards Votorantim S.A. relating to contingent liabilities of 137 and an 82 investment in Sitrel. Other liabilities include unfavorable contracts for 204. Current assets include cash and receivables for 13 and 141, respectively. The Company expects to complete its accounting during the second half of 2018. Revenue and net loss of AMSF since acquisition date were 138 and 25, respectively. Revenue and net loss of AMSF as though the acquisition date had been as of January 1, 2018 were 327 and 55, respectively. The Company recognized acquisition-related costs of 8 in selling, general and administrative expenses.
The table below summarizes the provisional estimated acquisition-date fair value of the assets acquired and liabilities assumed for AMSF:

AMSF
Property, plant and equipment	613
Other non-current assets	225
Current assets	262
Total assets acquired	1,100
Deferred tax liabilities	45
Interest-bearing liabilities	212
Other liabilities	515
Total liabilities acquired	772
Net assets acquired	328
Consideration payable	328
Goodwill	—